Condensed Schedule Of Investments (U.S. Treasury Notes) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Summary of Investment Holdings [Line Items]
Fair Value as a % of Partners' Capital	(0.06%)	2.13%
U.S. Treasury notes, 0.750%, 02/15/2019 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 33,270,000
Fair Value as a % of Partners' Capital		20.14%
Fair Value		$ 33,201,120
U.S. Treasury notes, 0.875%, 05/15/2019 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 35,970,000
Fair Value as a % of Partners' Capital		21.68%
Fair Value		$ 35,762,751
U.S. Treasury notes, 0.750%, 08/15/2019 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 34,170,000
Fair Value as a % of Partners' Capital		20.49%
Fair Value		$ 33,789,592
U.S. Treasury notes, 1.000%, 11/15/2019 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 36,170,000
Fair Value as a % of Partners' Capital		21.62%
Fair Value		$ 35,663,479
U.S. Treasury notes, 1.375%, 02/15/2020 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 47,270,000
Fair Value as a % of Partners' Capital	30.50%
Fair Value	$ 47,258,921
U.S. Treasury notes, 1.500%, 05/15/2020 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 39,370,000
Fair Value as a % of Partners' Capital	25.41%
Fair Value	$ 39,359,235
U.S. Treasury notes, 1.500%, 08/15/2020 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 46,970,000
Fair Value as a % of Partners' Capital	30.30%
Fair Value	$ 46,942,479
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Fair Value as a % of Partners' Capital	86.21%	83.93%
Fair Value	$ 133,560,635	$ 138,416,942